As filed with the Securities and Exchange Commission on February 28, 1997.
                                                      Registration Nos. 33-25716
                                                                        811-5697
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               -------------------
                                   Form N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       /  /  Pre-Effective Amendment No.

      / X /  Post Effective Amendment No. 10 and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT TO COMPANY ACT OF 1940

      / X /  Amendment No. 12

                           THE CHAPMAN FUNDS, INC.
 ------------------------------------------------------------------------------
            (Exact Name of Registrant as Specified in Charter)

                   401 East Pratt Street, 28th Floor
                       Baltimore, Maryland 21202
 ------------------------------------------------------------------------------
               (Address of Principal Executive Offices)

    Registrant's Telephone Number, including Area Code: (800) 752-1013

                     Nathan A. Chapman, Jr., President
                         The Chapman Funds, Inc.
                     401 East Pratt Street, 28th Floor
                         Baltimore, Maryland 21202
 -----------------------------------------------------------------------------
                  (Name and Address of Agent for Service)

    Approximate Date of Proposed Public Offering: Continuous

    It is proposed that this filing will become effective
    (check appropriate box)

    / X / immediately upon filing pursuant to paragraph (b) / / 60 days after filing pursuant to paragraph (a) (1)
    /   /  75 days after filing pursuant to paragraph (a) (2)
    /   /  on       pursuant to paragraph (b)
    /   /  on       pursuant to paragraph (a) (1)
    /   /  on       pursuant to paragraph (a) (2) of Rule 485

    Registrant has previously registered an indefinite number of securities under the Securities Act of 1933 pursuant to Section (a) (1) of Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 1996 was filed with Securities and Exchange Commission on December 30, 1996.

                            THE CHAPMAN FUNDS, INC.

                       Registration Statement on Form N-1A

                             CROSS REFERENCE SHEET
                            Pursuant to Rule 495(a)
                        under the Securities Act of 1933


           N-1A ITEM NO.                                       LOCATION
---------------------------------------------   ------------------------------------
               PART A                                     PROSPECTUS CAPTION

Item 1.     Cover Page..........................  Cover Page

Item 2.     Synopsis............................  Fund Expenses

Item 3.     Condensed Financial Information.....  Financial Highlights

Item 4.     General Description of Registrant...  Investment Program
                                                     Other Information-
                                                     Capital Stock

Item 5.     Management of the Fund..............  Management; Other Information
                                                  -Transfer Agent; Dividends and Taxes

Item 6.     Capital Stock and Other
            Securities..........................  Other Information-Capital Stock

Item 7.     Purchase of Securities Being          Management; Net Asset Value;
            Offered.............................  Purchase of Shares; Exchanges;
                                                  Redemption of Shares

Item 8.     Redemption or Repurchase............  Purchase of Shares; Exchanges;
                                                  Redemption of Shares

Item 9.     Pending Legal Proceedings...........  Not Applicable


           N-1A ITEM NO.                                    LOCATION
-----------------------------------------------  ------------------------------------
                                                    STATEMENT OF ADDITIONAL
               PART B                               INFORMATION CAPTION

Item 10.    Cover Page..........................  Cover Page

Item 11.    Table of Contents...................  Table of Contents

Item 12.    General Information and History.....  Not Applicable

Item 13.    Investment Objectives and
            Policies............................  Investment Program

Item 14.    Management of the Registrant........  Management

Item 15.    Control Persons and Principal         Capital Stock; Principal Holders of
            Holders of Securities...............  Securities

Item 16.    Investment Advisory and Other
            Services............................  Management; Independent Auditors

Item 17.    Brokerage Allocation................  Portfolio Transactions

Item 18.    Capital Stock and Other
            Securities..........................  Capital Stock

Item 19.     Purchase, Redemption and Pricing of   Purchase of Shares; Exchanges;
             Securities Being Offered............  Registration of Shares; Net Asset
                                                   Value

Item 20.    Tax Status..........................  Taxes

Item 21.    Underwriters........................  Management

Item 22.    Calculation of Performance Data.....  Yield

Item 23.    Financial Statements................  Financial Statements

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                              THE CHAPMAN FUNDS, INC.
                           World Trade Center--Baltimore
                         401 East Pratt Street, 28th Floor
                             Baltimore, Maryland 21202

                                                   Prospectus February 28, 1997

    The Chapman Funds, Inc. (the "Company") is an open-end, diversified management investment company which offers two money market funds (each a "Fund"). Both Funds seek as high a level of current income as is consistent with preservation of capital and maintenance of liquidity. There is no assurance that either Fund's objective will be achieved.

    The Chapman US Treasury Money Fund invests solely in short-term direct obligations of the U.S. Government and repurchase agreements collateralized fully by direct obligations of the U.S. Government. It is intended primarily for state and local governments and their authorities and agencies.

    The Chapman Institutional Cash Management Fund invests in short-term money market securities, including U.S. Government obligations, commercial paper, bank instruments and repurchase agreements. It is intended primarily for corporations, pension and endowment funds and other institutions.

    Investors may purchase or redeem shares in either fund without charge. Both funds seek to maintain a net asset value of $1 per share. The minimum initial investment for each Fund is $1,000,000. Individuals may not purchase shares in either Fund.

    An investment in the Funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Funds will be able to maintain a stable net asset value of $1 per share.

    Chapman Capital Management, Inc. is the Funds' investment advisor and manager. It is a subsidiary of The Chapman Co., the only minority controlled full service securities firm headquartered in Maryland. Shares are distributed by The Chapman Co. (the "Distributor").

    This Prospectus sets forth concisely the information concerning the Funds that a prospective investor should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated February 28, 1997 containing additional information about the Company and the Funds has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It may be obtained without charge by writing or calling the Distributor.

                               TABLE OF CONTENTS

          Fund Expenses                2    Redemption of Shares          11

          Financial Highlights         3    Net Asset Value               12

          Investment Program           4    Dividends and Taxes           12

          Management                   7    Yield                         12

          Purchase of Shares           9    Other Information             12

          Exchanges                   10


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                      FUND EXPENSES

     The following table illustrates the expenses and fees incurred by each Fund. The U.S. Treasury Money Fund expenses and fees set forth in the table are for the period November 1, 1995 to October 31, 1996 and are expressed as a percentage of fiscal 1996 average daily net assets. The Institutional Cash Management Fund expenses and fees are estimated as there was no activity for the period November 1, 1995 to October 31, 1996.




                                                                      THE CHAPMAN US       THE CHAPMAN INSTITUTIONAL
                                                                   TREASURY MONEY FUND       CASH MANAGEMENT FUND
                                                                   --------------------  -----------------------------

Shareholder Transaction Expenses:

Maximum Sales Load Imposed on Purchases..........................               None                    None

Maximum Sales Load Imposed on Reinvested Dividends...............               None                    None

Maximum Deferred Sales Load......................................               None                    None

Redemption Fees..................................................               None                    None

Exchange Fee.....................................................               None                    None

Annual Fund Operating Expenses:(as a percentage of average net assets)

Management Fees..................................................                .50%                    .50%

12b-1 Fees.......................................................               None                    None

Administration Fee...............................................                .10%                    .10%

Other Expenses(After Reimbursement)..............................                .15%*                   .15%*

Net Fund Expenses After Expense Reimbursement....................                .75%*                   .75%*


------------------------

* Effective January 1, 1997, the Advisor has agreed to bear annual expenses (excluding income, excise and other taxes and extraordinary expenses) in excess of .65% and .75% of average daily net assets for the Chapman US Treasury Money Fund and the Chapman Institutional Cash Management Fund (the "Cash Management Fund"), respectively, until December 31, 1997. The Advisor's obligation will be limited to the total of its advisory and administration fees. For the entire fiscal year 1996, the Advisor agreed to bear annual expenses (excluding income, excise and other taxes and extraordinary expenses) of each Fund in excess of .75% of average daily net assets. The actual expenses of The Chapman US Treasury Money Fund prior to reimbursement of expenses was 0.87% of average daily net assets. The actual other expenses of The Chapman US Treasury Money Fund for the year ended October 31, 1996 prior to reimbursement of other expenses was .27% of average daily net assets. During fiscal year 1991, the Cash Management Fund liquidated its portfolio and distributed the proceeds to its shareholders. There has been no activity, including subscriptions for purchases of shares, in the Cash Management Fund since that time. However, the Cash Management Fund is still authorized to sell shares to investors meeting the qualifications of the Fund prospectus.

    Example: The Funds' expenses are illustrated below assuming a hypothetical $1,000 investment, a 5% annual return, and reinvestment at the end of each period. The expense tables are based upon net expenses of .65% and .75% of average daily net assets for The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund, respectively, for the entire ten year period. Earnings for each Fund would be reduced by operating expenses as follows:



                                                                                  THE CHAPMAN
                                                 THE CHAPMAN US               INSTITUTIONAL CASH
                                               TREASURY MONEY FUND              MANAGEMENT FUND
                                          -----------------------------  -----------------------------

     One Year..........................            $       7                      $       8

     Three.............................            $      21                      $      24

     Years

     Five Years........................            $      36                      $      42

     Ten Years.........................            $      81                      $      93

The purpose of this table is to assist current and prospective stockholders in understanding the various costs and expenses that an investor in the Funds will bear, directly or indirectly. It is only an illustration and should not be considered as representative of actual past or expected future performance or expenses. The actual past performance and expenses may be greater or less than those shown.

                            THE CHAPMAN FUNDS, INC.

                             FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the Company's audited financial statements, the notes thereto, and auditor's report thereon, all of which are included in the Company's Statement of Additional Information.



                                                                                                                   PERIOD
                                                       FOR THE YEARS ENDED OCTOBER 31,                          JUNE 1, 1989*
                                 ---------------------------------------------------------------------------         TO
US TREASURY MONEY FUND             1996       1995       1994       1993       1992       1991       1990     OCTOBER 31, 1989
-------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -----------------

Per Share Operating
  Performance:

Net asset value, beginning of
  period.......................  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00      $    1.00
                                 ---------  ---------  ---------  ---------  ---------  ---------  ---------          -----

Income from Investment
  Operations:

Net investment income..........     0.0464     0.0497     0.0294     0.0241     0.0315     0.0619     0.0705         0.0318
                                 ---------  ---------  ---------  ---------  ---------  ---------  ---------          -----

Distributions:

From net investment income.....     0.0464     0.0497     0.0294     0.0241     0.0315     0.0619     0.0705         0.0318
                                 ---------  ---------  ---------  ---------  ---------  ---------  ---------          -----

Net asset value, end of
  period.......................  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00      $    1.00
                                 ---------  ---------  ---------  ---------  ---------  ---------  ---------          -----
                                 ---------  ---------  ---------  ---------  ---------  ---------  ---------          -----

Total Return...................       4.74%      5.09%      3.04%      2.44%      3.20%      6.37%      7.28%          3.22%**

Ratios/Supplemental Data:

Net Assets, end of period (000
  omitted).....................  $  55,129  $  34,371  $  20,011  $  23,515  $  33,002  $  12,229  $  29,034      $  37,330

Ratios to Average Net Assets:

Expenses****...................       0.75%      0.75%      0.75%      0.75%      0.75%      0.75%      0.74%          0.27%**

Net investment income..........       4.63%      5.02%      2.94%      2.41%      3.15%      6.19%      6.97%          2.97%**

Expenses Prior to Reimbursement
  by Advisor...................       0.87%      0.97%      1.12%      1.15%      1.02%      1.13%      1.05%          0.38%**



                                                                                                                 PERIOD
                                                     FOR THE YEARS ENDED OCTOBER 31,                           JUNE 1, 1989*
INSTITUTIONAL CASH MANAGEMENT       --------------------------------------------------------------                  TO
  FUND***                            1996      1995    1994     1993     1992      1991      1990            OCTOBER 31, 1989
----------------------------------  ------     -----   -----    -----    -----     -----     -----           -----------------

Per Share Operating Performance:

Net asset value, beginning of
  period..........................    --         --      --       --       --       $1.00    $1.00                 $1.00
                                     -----     -----    ----     -----   -----     -------  -------              --------

Income from Investment Operations:

Net investment income.............    --         --      --       --       --       0.0697   0.0762                0.0340
                                     -----     -----    ----     -----   -----     -------   ------              ---------
Distributions:

From net investment income........    --         --      --       --       --       0.0697   0.0762                0.0340
                                     -----     -----    ----     -----   -----      ------   ------               -------

Net asset value, end of period....    --         --      --       --       --        $1.00    $1.00                $1.00
                                     -----     -----    ----     -----   -----      ------   ------               -------
                                     -----     -----    ----     -----   -----      ------   ------               -------

Total Return......................    --         --      --       --       --        7.20%    7.89%                 3.45%**

Ratios/Supplemental Data:

Net Assets, end of period
         (000 omitted  )...........   --         --      --        --       --         --     $25,000             $25,000

Ratios to Average Net Assets:

Expenses****......................    --         --      --        --       --        0.75%    0.74%                0.28%**

Net investment income.............    --         --      --        --       --        6.97%    7.55%                3.36%**

Expenses Prior to Reimbursement by
  Advisor.........................    --         --      --        --       --        1.14%     1.14%               0.41%**


------------------------

*   Commencement of Operations

**  These amounts have not been annualized.

*** During fiscal year 1991, The Institutional Cash Management Fund liquidated its portfolio and distributed the proceeds to its shareholders. There has been no activity in The Institutional Cash Management Fund since that time. **** Chapman Capital Management, Inc. (the Advisor) agreed to bear all expenses (excluding income, excise and other taxes and extraordinary expenses) of the Fund in excess of .75% of average daily net assets on an annual basis.

                               INVESTMENT PROGRAM

INVESTMENT OBJECTIVES

    The Chapman US Treasury Money Fund seeks as high a level of current income as is consistent with maximum safety of principal and maintenance of liquidity. It will invest solely in US Treasury securities and repurchase agreements collateralized fully by such securities. It is considered diversified under the Investment Company Act of 1940.

    The Chapman Institutional Cash Management Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity. To achieve its objectives, it will invest in a diversified portfolio of high quality, domestic government, bank and commercial money-market instruments.

INVESTMENTS

    The money-market instruments in which the Funds may invest are described below. The Chapman US Treasury Money Fund will invest only in US Treasury securities and repurchase agreements collateralized fully by US Treasury securities.

    Each Fund will invest only in securities that mature in 397 days or less and will maintain a dollar-weighted average maturity of 90 days or less. Both Funds have a policy of maintaining a net asset value of $1 per share, but there is no assurance they will be able to do so at all times.

    The Chapman Institutional Cash Management Fund will limit its portfolio investments to U.S. dollar-denominated instruments that its Board of Directors determines present minimal credit risk (based on factors in addition to the rating assigned to the security by the rating agency) and which are eligible securities (as defined in Rule 2a-7 under the Investment Company Act of 1940) at the time of acquisition. Eligible securities include those rated in one of the two highest rating categories for short-term debt obligations by two nationally recognized statistical rating organizations or, if only one such rating organization has issued a rating, by that rating organization. Eligible securities may also include unrated securities of comparable quality as determined by the Company's Board of Directors.

    At least 95% of the total assets of The Chapman Institutional Management Fund will be invested in eligible securities which are first tier securities (as defined in Rule 2a-7). First tier securities include eligible securities rated in the highest rating category for short-term debt obligations by two nationally recognized statistical rating organizations or, if only one such rating organization has issued a rating, by that rating organization. First tier securities may also include unrated securities of comparable quality as determined by the Company's Board of Directors. The Chapman Institutional Cash Management Fund may invest up to 5% of its total assets in eligible securities which are not first tier securities, but not more than the greater of 1% of its total assets or $1,000,000 may be invested in eligible securities of any issuer which are not first tier securities.

    The Chapman Institutional Cash Management Fund will not invest more than 5% of its total assets in securities (other than government securities) issued by a single issuer, although it may do so for up to three business days. The limitations in this paragraph and the preceding one apply to the securities underlying a repurchase agreement, rather than to the counterparty to the repurchase agreement.

    Government Securities are marketable securities which are direct obligations of or are guaranteed by the U.S. Government or its agencies or instrumentalities.

    US Treasury bills, notes and bonds are direct obligations of the U.S. Government. Treasury bills mature in one year or less, Treasury notes mature in one to ten years and Treasury bonds mature after more than ten years. The Funds will invest in Treasury bills, notes and bonds having a maturity or remaining maturity of one year or less.

    Bank instruments are limited to certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a bank, savings bank or savings and loan association against deposited funds which is either interest-bearing or purchased on a discount basis. Certificates of deposit may have variable interest rates which are periodically adjusted prior to maturity based upon a designated market rate.

    A bankers' acceptance is a time draft drawn on a commercial bank usually by a commercial borrower in connection with international commerce. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at face amount at maturity, usually within six months.

    A fixed time deposit is an obligation of a bank, savings bank or savings and loan association which is payable at a stated maturity date and bears a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. The Chapman Institutional Cash Management Fund will not invest more than 10% of its net assets in fixed time deposits having a maturity of more than seven days and other securities which are not readily marketable.

    The Chapman Institutional Cash Management Fund will invest in instruments of U.S. banks, savings banks and savings and loan associations having total assets of at least $1 billion and in dollar-denominated instruments of U.S. branches of foreign banks, if the foreign bank has total assets of at least $1 billion or the equivalent in other currencies. Although obligations of savings banks and savings and loan associations and U.S. branches of foreign banks may be higher yielding than obligations of U.S. banks, investment in these obligations may involve greater risk. These risks may include less extensive regulation, supervision and examination of, and limited public availability of information concerning, U.S. branches of foreign banks. Obligations of U.S. branches of foreign banks may be limited obligations of the U.S. branches and may not necessarily be insured by the Federal Deposit Insurance Corporation.

    Obligations of U.S. Government agencies and instrumentalities are not obligations of the U.S. Government, although in some cases payment of interest and principal on these obligations is guaranteed by the U.S. Government. Examples of these securities include those issued by or guaranteed by the Government National Mortgage Association, the Export-Import Bank, The Federal Farm Credit System, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association and the Student Loan Marketing Association.

    There is no limitation on the portion of the assets of The Chapman Institutional Cash Management Fund which may be invested in obligations of U.S. banks. Not more than 5% of its total assets may be invested in obligations of savings banks and savings and loan associations and not more than 25% of its total assets may be invested in obligations of U.S. branches of foreign banks.

    Commercial Instruments are short-term unsecured promissory notes issued by corporations to finance their short-term credit needs, usually sold at a discount with a maturity of less than nine months. The Fund may invest in commercial instruments which are issued under Section 4(2) of the Securities Act of 1933 and are restricted as to disposition. The Fund will not invest more than 10% of its net assets in such instruments and other securities which are not readily marketable.

    Floating and Variable Rate Obligations include obligations issued by or guaranteed by agencies or instrumentalities of the U.S. Government, certificates of deposit and commercial instruments. The rates on these instruments vary with changes in a specified market rate or index, such as the prime rate, and at specified intervals. Instruments of this type having maturities exceeding 397 days may be purchased and will be treated as having a maturity of less than one year if the conditions of Rule 2a-7 under the Investment Company Act of 1940 are satisfied.

    The Chapman Institutional Cash Management Fund will purchase floating and variable rate obligations of issuers which meet the requirements described previously. Certain floating and variable rate obligations carry a demand feature that would permit the holder to tender them back to the issuer or to a remarketing agent prior to maturity, in most cases upon notice of seven days or less. If the notice period exceeds seven days, the Board of Directors will monitor on an ongoing basis the liquidity of the demand instrument. The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Fund's custodian subject to a sub-custodian agreement approved by the Company between that bank and the Fund's custodian.

    Repurchase Agreements involve the acquisition of an underlying U.S. Government obligation, subject to an obligation of the seller to repurchase, and the Fund to resell the instrument at an agreed time and price. The Chapman US Treasury Money Fund will only enter into repurchase agreements collateralized fully by US Treasury securities. The resale price will reflect an agreed upon market rate effective for the period of time the Fund's money will be invested in the security and may not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security (reduced by the transaction costs, including loss of interest, that the Fund reasonably could expect to incur if the seller defaults) will at least be equal to the resale price provided in the repurchase agreement, and, in the case of repurchase agreements exceeding one day, the seller will agree that the value of the underlying security, as similarly reduced, will on each day at least be equal to the resale price provided in the repurchase agreement. The Advisor will monitor compliance with this requirement on an on-going basis. Repurchase agreements entered into by the Funds will generally have a term of not more than seven days from purchase, although the underlying securities may have longer terms.

    The Funds will enter into repurchase agreements only with primary dealers in U.S. Government securities or with U.S. banks with total assets of at least $1 billion. The Funds will consider on an ongoing basis the credit worthiness of the institutions with which they enter into repurchase agreements. If the seller under a repurchase agreement fails to repurchase the obligation in accordance with the agreement, the Fund could experience losses that may include possible decline in the value of the underlying security during the period the Fund seeks to enforce its rights, additional expenses, possible loss of income or proceeds of the repurchase, and possible delay in the disposition of the underlying security pending court action. Repurchase agreements are considered to be loans under the Investment Company Act of 1940, collateralized by the underlying securities.

    Reverse Repurchase Agreements involve the sale of portfolio securities and an agreement to repurchase them from the buyer at a particular date and price. The Chapman US Treasury Money Fund will not enter into reverse repurchase agreements. The Chapman Institutional Cash Management Fund will use reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating portfolio securities during adverse market conditions when the income on the portfolio securities which would otherwise be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions.

    When The Chapman Institutional Cash Management Fund enters into a reverse repurchase agreement, its Custodian will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest). The
Fund will subsequently
monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund and the use of reverse repurchase agreements is considered a form of leveraging under the Investment Company Act of 1940. Reverse repurchase agreements may involve the risk that the market value of the securities sold may decline below the price at which the Fund is obligated to repurchase. The Fund will enter into reverse repurchase agreements only with primary dealers in U.S. Government securities.

INVESTMENT LIMITATIONS

    The Funds may not issue senior securities, borrow money or pledge or mortgage their assets, except as described below. The Funds may borrow money from banks for temporary purposes in amounts up to 25% of the current value of their total assets. The Chapman Institutional Cash Management Fund may enter into reverse repurchase agreements in accordance with its investment policies for temporary purposes and in amounts that combined with bank borrowings do not exceed 25% of the current value of its total assets. A Fund will not purchase additional portfolio securities while borrowings and reverse repurchase agreements exceed 5% of the Fund's total assets. The Funds may not lend money or securities except to the extent that investments may be considered loans.

    Because The Chapman US Treasury Fund will invest only in U.S. Treasury securities, and repurchase agreements fully collateralized by U.S. Treasury securities, it will not invest more than 25% of its assets in investments in any industry. The Chapman Institutional Cash Management Fund may not invest more than 5% of the current value of its total assets in any one issuer, except the U.S. Government and its agencies and instrumentalities, and may not invest more than 25% of the current value of its total assets in securities of issuers conducting their principal business activities in the same industry. The Chapman Institutional Cash Management Fund reserves freedom of action to invest more than 25% of its assets in obligations of domestic branches of domestic banks. There is no limit on the portion of the Fund's assets which may be invested in obligations of U.S. banks. The Fund may not invest more than 5% of its total assets in obligations of savings banks and savings and loan associations and not more than 25% of its total assets in obligations of U.S. branches of foreign banks.

    Neither Fund may invest more than 10% of its net assets in securities that are not readily marketable, including securities restricted as to disposition under the Securities Act of 1933, repurchase agreements having maturities of more than seven days, fixed time deposits subject to withdrawal penalties having maturities of more than seven days and floating and variable rate obligations if the demand feature has a notice period of more than seven days.

    The Chapman US Treasury Money Fund's investment objectives and its policy of limiting investments to U.S. Treasury securities and repurchase agreements fully collateralized by U.S. Treasury securities, and the investment policies and limitations of both Funds set forth in the preceding paragraphs under this caption are fundamental policies that may be changed only with stockholder approval.

    Additional information concerning the Funds' investment activities is provided in the Statement of Additional Information.

                                   MANAGEMENT

BOARD OF DIRECTORS

    The company is managed by its board of directors. All of the directors are members of minority groups. The Board of Directors approves all significant agreements between each Fund and persons who furnish services to the Fund, including the Fund's agreements with the Advisor and the Distributor. The Board of Directors delegates to the Company's officers and the Advisor responsibility for day-to-day operations of the Funds. All of the officers of the Company are directors, officers or employees of the Advisor or the Distributor.

THE ADVISOR

    Chapman Capital Management, Inc. was registered as an investment advisor under the Investment Advisers Act of 1940 in August 1988. The Advisor is responsible for supervision and management of the Funds' operations and formulation and implementation of the Funds' investment policies. It is also responsible for administration of the Funds, including executive management, office facilities and administrative services.

    The Advisor has acted as investment advisor to the Funds since May 1989. Prior to May 1991 the Advisor delegated its investment advisory and management responsibilities to others. Since May 1991 the Advisor has provided these services to the Funds. Since 1995, the Advisor has also managed a closed-end fund, DEM, Inc.

    The Advisor receives from each Fund an advisory fee at an annual rate of .5% of each Fund's average daily net assets and an administration fee of .1% of each Fund's average daily net assets. Both fees are calculated daily and paid monthly.

    The Advisor is a wholly-owned subsidiary of The Chapman Co., the Funds' distributor. The Chapman Co. is the only minority controlled full service securities firm headquartered in Maryland. It has qualified as a minority business enterprise under various state and municipal regulations. Nathan A. Chapman, Jr. owns 91% of the equity and has the right to cast 91% of the votes entitled to be cast by stockholders of The Chapman Co. The Advisor's address is World Trade Center--Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.

THE DISTRIBUTOR

    The Chapman Co. is the exclusive distributor for each Fund. It is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Chapman Co. processes investor purchase and redemption orders, responds to inquiries from stockholders of the Funds concerning their accounts and the Funds' operations and communicates with the Company and the Transfer Agent on behalf of the Funds' stockholders. The Distributor does not receive a fee or reimbursement of expenses from the Funds or their stockholders in connection with sales of the Funds' shares. The Advisor may make payments to the Distributor and the Distributor may make payments to other broker-dealers in connection with the sale of Fund shares.

EXPENSES

    The Advisor bears all expenses in connection with the performance of its advisory and administrative services. The Fund bears all other expenses incurred in its operations. These include the Advisor's management and administration fees, taxes, fees of its directors who are not officers, costs of directors meetings, fees payable to the Securities and Exchange Commission, state securities qualification fees, costs of preparing and printing prospectuses for existing stockholders, fees and expenses of the Custodian and Transfer Agent, certain insurance costs, costs of the Company's membership in the Investment Company Institute, auditing and legal expenses, costs of stockholder reports and meetings, and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase and sale of portfolio securities. Expenses which are not attributable solely to one of the Funds are allocated between them in proportion to the net assets of each Fund. All expenses were borne by the U.S. Treasury Money Fund in fiscal year 1996 as The Cash Management Fund had no activity during the year. For the entire 1996 fiscal year, the Advisor agreed to bear annual expenses (excluding income, excise and other taxes and extraordinary expenses) of each Fund in excess of .75% of average daily net assets. The actual expenses of The Chapman US Treasury Money Fund prior to reimbursement of expenses was 0.87% of average daily net assets. The actual other expenses of The Chapman US Treasury Money Fund for the year ended October 31, 1996 prior to reimbursement of other expenses was .27% of average daily net assets.

    Effective January 1, 1997, the Advisor has agreed to bear annual expenses (excluding income, excise and other taxes and extraordinary expenses) in excess of .65% and .75% of average daily net assets for the Chapman US Treasury Money Fund and the Chapman Institutional Cash Management Fund, respectively, until December 31, 1997. The Advisor's obligation will be limited to the total of its advisory and administration fees.

BROKERAGE

    The Chapman Co. may effect brokerage transactions for the Funds in compliance with the requirements of the Investment Company Act of 1940.

                               PURCHASE OF SHARES

    Shares of each Fund are sold without sales charge by the Distributor at net asset value, normally $1 per share, on each day the New York Stock Exchange is open for business. The Chapman US Treasury Money Fund is intended primarily for state and local governments and their authorities and agencies. The Chapman Institutional Cash Management Fund is intended primarily for corporations, pension and endowment funds and other institutions. Fund shares may not be purchased by individuals. The minimum initial investment for each Fund is $1,000,000. There is no minimum for subsequent purchases. The initial investment must be accompanied by an Application. The Company reserves the right to reject any purchase order.

    Each Fund's shares are sold at the net asset value per share of the Fund next determined after an order is accepted by Chapman Capital Management, Inc. ("The Transfer Agent") and federal funds are received by the Transfer Agent. Stockholders begin earning dividends on the day following the day on which the purchase order for the shares is effective; provided, however, that if the investor notifies the Fund by 12:00 p.m. (Eastern Time) of its intention to wire payment and such wire payment is received by the Transfer Agent by 4:00 p.m. (Eastern Time) the same day, stockholders begin earning dividends on the same day the shares are purchased.

    Shares of each Fund may be purchased by telephone and bank wire as follows:

        (a) For an initial investment, an account number should be obtained by calling the Transfer Agent at (800) 752-1013. The following information will be required: the name of the fund, the name and address in which the account will be registered, tax identification number, the amount being wired and the identity of the wiring bank.

        (b) For additional investments, the Transfer Agent should be advised by telephone of the name of the fund, the name of the account, account number, the amount of the investment and the identity of the wiring bank.

        (c) In either case, the investor's bank should wire federal funds to the Transfer Agent. The name of the fund, the name of the account and account number of the investor should be included in the wire. An investor's bank may impose a charge for this service.

    Shares may also be purchased by mail as follows:

        (a) For initial investment, the Funds' Application must be completed and signed.

        (b) A check should be made payable to The Chapman Funds, Inc. (indicate the name of the particular fund).

        (c) The Application and the check should be sent to The Chapman Funds, Inc. at the address set forth on the cover page of this Prospectus.

    Investors may purchase shares through registered broker-dealers. Broker-dealers not affiliated with the Company or the Advisor may charge a fee for processing orders on behalf of their customers. Shares may be purchased from the Funds without payment of fees.

    Federal funds are moneys held by a commercial bank on deposit in one of the U.S. Federal Reserve branch banks. Dealers in the securities in which the Funds will invest usually require immediate payment in federal funds. Since a payment for the purchase of shares cannot be invested until it is converted into and available in federal funds, it must be so available before a share purchase order can be considered effective.

    If payment is transmitted by check, an order will not be effective until received by the Transfer Agent and converted to federal funds, normally within one business day for checks drawn on a member of the Federal Reserve System. It would take longer for most other checks. A request for redemption of shares purchased by check will not be effective, and the redemption proceeds will not be available, until the check has cleared, which may take up to 15 days. During this period the shares will continue to accrue dividends.

    All purchases of Fund shares will be credited to the stockholder in an account maintained for the stockholder by the Transfer Agent in full and fractional shares of the Fund (rounded to the nearest 1/1000th of a share). A monthly statement of account will be mailed to the stockholder within five business days after the end of each month.

    The principal underwriter of the Funds is The Chapman Co.(the
"Underwriter"), located at 401 E. Pratt Street, 28th Floor, Baltimore, Maryland 21202. Listed below are persons affiliated with both the Funds and Underwriter.


                                    POSITION           POSITION
 NAME AND PRINCIPAL                   WITH               WITH
 BUSINESS ADDRESS                  UNDERWRITER           FUNDS
--------------------------------------------------------------------


Nathan A. Chapman, Jr.           Director,             Director,
The Chapman Co.                  President             President
401 East Pratt Street            Chief Executive
28th Floor                       Officer, Treasurer
Baltimore, MD  21202

Bonnie Shay Gillette             Secretary             Secretary
The Chapman Co.
401 East Pratt Street
28th Floor
Baltimore, Maryland 21202


                                   EXCHANGES

    Shares of one fund may be exchanged for shares of the other fund. An exchange may be made by telephone to the Transfer Agent at (800)752-1013 if the exchange is to an existing account and both accounts are registered in the same name. Information concerning exchanges in other circumstances is included in the Statement of Additional Information and may be obtained by telephone from the Distributor or the Transfer Agent. An exchange of shares will be effected at the net asset value per share of each Fund, normally $1 per share, next determined after receipt by the Transfer Agent of a request for exchange and any required documentation.

    During times of drastic economic or market changes, the exchange privilege may be difficult to implement. A stockholder may prefer to use express mail or commercial delivery.

    An exchange of shares is treated for federal income tax purposes as a redemption of the exchanged shares and a purchase of the shares received. A capital gain or loss may be realized on the transaction.

    Exchanges will be required to meet the minimum initial investment requirement of each Fund. There is no charge for an exchange. The Funds will give stockholders at least 60 days' prior notice if the exchange privilege is modified or terminated.

                              REDEMPTION OF SHARES

    Investors may request redemption of shares at any time and the shares will be redeemed at the next determined net asset value, normally $1 per share. No charges are made when shares are redeemed.

    Shares may be redeemed by telephone or by wiring instructions (which must include the stockholder's name and account number) to the Transfer Agent. Telephone requests should be made to the telephone number set forth on the cover page of this Prospectus. Wire instructions should be sent to the Transfer Agent by facsimile to the number provided by the Shareholder Servicing Representative.

    Payment will be made by the Transfer Agent to the stockholder's bank account at any commercial bank designated by the stockholder in the Application, or by check payable to the stockholder and mailed to the address specified in the Application. There is currently no charge to a stockholder for a wire transfer.

    The Transfer Agent will, at the request of stockbrokers who are approved by the Company and who act as agents for stockholders in effecting redemptions, wire redemption proceeds to the broker's bank account for credit to the stockholder if the stockholder has designated the broker's bank account for receipt of such payment in the Application. Brokers may charge a fee for this service.

    Shares may also be redeemed by mail, and must be redeemed by mail when the proceeds are not to be sent to the stockholder at the address set forth in the Application, or wired to the stockholder's bank account designated in the Application. Information concerning procedures for redeeming shares in these circumstances is set forth in the Statement of Additional Information and can be obtained by telephone from the Distributor or the Transfer Agent.

    Redemptions of a Fund's shares will be made at the net asset value per share of the Fund, normally $1 per share, next determined after receipt by the Transfer Agent of a redemption request in proper form, including all required documentation. Although each Fund attempts to maintain a constant net asset value of $1 per share, if it should be unable to do so, the proceeds of redemption may be more or less than the stockholder's cost.

    The Funds will attempt to make payment for all redemptions within one business day, but in no event later than seven days after receipt of a redemption request in proper form. The Funds may suspend redemptions or postpone payment for more than seven days when permitted or required by law to do so.

    For redemption requests received prior to 12:00 p.m. (Eastern time) on any business day, the redemption proceeds normally will be available for payment to the shareholder on the same day. For redemption requests received after 12:00 p.m. (Eastern time), redemption proceeds will be available for payment to the shareholder on such next business day.

    The Funds will not effect redemptions and will not mail redemption proceeds until checks received in payment for shares purchased have cleared, which may take up to 15 days. This provision will apply to certified and cashier's checks. During this period shares will continue to accrue dividends.

                                NET ASSET VALUE

    The net asset value of shares of each Fund is determined each day as of the close of trading on The New York Stock Exchange, presently 4:00 p.m. (Eastern
Time). The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for certain Federal and other holidays. Net asset value per share of a Fund is calculated by adding the value of all securities, cash and other assets of the Fund, subtracting the liabilities, and dividing the result by the number of shares outstanding. Income and expenses (including advisory and administration fees) are accrued daily and taken into account in computing net asset value. Both Funds use the amortized cost method to value portfolio securities and seek to maintain a constant net asset value of $1 per share. The Funds may not be successful in maintaining a $1 net asset value at all times.

                              DIVIDENDS AND TAXES

    All of the net income of each Fund is declared as a dividend daily and paid monthly. Stockholders will be credited with a dividend on the business day on which the purchase order for the shares is effective, provided that the investor notifies the Transfer Agent of its intention to invest by 12:00 p.m., and wire payment is received by 4:00 p.m., and continues to earn dividends through the day before the redemption order becomes effective, for redemption requests received prior to 12:00 p.m. Dividends are paid in additional shares of the Fund unless the investor has elected prior to the payment date to receive cash.

    The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Funds will not be subject to federal income taxes on income distributed to their stockholders. Stockholders, unless exempt, will pay federal income taxes on dividends paid by the Funds, regardless of whether the dividends are received in cash or reinvested in additional shares and regardless of whether the dividends are treated as ordinary income or capital gains. The Funds will notify stockholders annually of the federal income tax consequences of distributions made by the Funds.

    Each Fund will be subject to a 4% nondeductible excise tax to the extent the Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund intends to make sufficient distributions to avoid application of this excise tax.

                                     YIELD

    From time to time the Funds may advertise or make available information as to their "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" refers to the income generated by an investment in a Fund over a seven-day period. The period covered will be included in advertisements or other publications. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly except that, when annualized, the income earned by the Funds is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

                               OTHER INFORMATION

CAPITAL STOCK

    The Company was incorporated in Maryland on November 22, 1988. It is an open-end, diversified management investment company under the Investment Company Act of 1940. The Company is authorized to issue The Chapman US Treasury Money Fund shares and The Chapman Institutional Cash Management Fund shares. The Company's Board of Directors has authority under Maryland Law to increase the number of authorized shares and under the Company's charter to authorize additional classes of stock without stockholder approval. All shares of each Fund, when issued, will be fully paid and nonassessable.

    All shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where class voting is required by law or the matter affects only one class. There is no provision for cumulative voting.

    The Company is not required under Maryland law to hold annual meetings of stockholders for the election of directors and currently does not intend to do so. Stockholders have the right to call for a meeting to consider the removal of one or more of the Company's directors if the request is made in writing by the holders of at least 10% of the Company's outstanding voting securities. The Company will assist in calling the meeting as required under the Investment Company Act of 1940.

    On January 31, 1997 the City of Philadelphia owned 34%, the State of Mississippi owned 17%, Bank of New York as Trustee for Prince Georges County owned 14%, the School District of Philadelphia owned 7%, the State of Maryland owned 7%, and Alabama State University, Invesco MIM, Howard County, the Wisconsin Housing Economic Development Authority, the City of Baltimore, the City of Chicago, the Birmingham Retirement and Relief System, Maryland Teachers and State Employees' Supplemental Retirement Agency, the Birmingham Fund, Prince Georges County, and Alpha Phi Alpha Fraternity, Inc. owned the remaining shares of the Chapman U.S. Treasury Money Fund. There were no shares of The Chapman Institutional Cash Management Fund outstanding on that date or during the period November 1, 1995 through October 31, 1996.

    Stockholders of record will receive unaudited semi-annual reports and an annual report containing financial statements audited by independent auditors.

STOCKHOLDER INQUIRIES

Investors may write or call the Distributor or the Transfer Agent at the addresses and telephone numbers on the front cover of this Prospectus with any questions relating to their investment.

CUSTODIAN

UMB Bank, KC, 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian for the Funds' portfolio securities.

TRANSFER AGENT

Chapman Capital Management, Inc., 401 East Pratt Street,
28th Floor, Baltimore,
Maryland 21202, serves as transfer agent and dividend paying agent for the Funds' shares.

                          THE CHAPMAN FUNDS, INC.
                                PROSPECTUS

                            February 28, 1997

          Investment Advisor, Transfer Agent and Dividend Paying Agent

                       CHAPMAN CAPITAL MANAGEMENT, INC.
                         World Trade Center-Baltimore
                      401 East Pratt Street, 28th Floor
                          Baltimore, Maryland 21202

                                 Custodian

                                 UMB BANK, KC
                              928 Grand Avenue
                       Kansas City, Missouri 64141-6226

                                 Distributor

                               THE CHAPMAN CO.
                        World Trade Center-Baltimore
                      401 East Pratt Street, 28th Floor
                          Baltimore, Maryland 21202
                                (410) 625-9656

     No person is authorized to make any representations in connection with this offering other than those included in this Prospectus or in supplemental sales literature issued by the Fund or its Distributor.

                              THE CHAPMAN FUNDS, INC.
                           World Trade Center--Baltimore
                        401 East Pratt Street, 28th Floor
                             Baltimore, Maryland 21202
                      Telephone: (410) 625-9656, (800) 752-1013

             STATEMENT OF ADDITIONAL INFORMATION, February 28, 1997

The Chapman Funds, Inc. (the "Company"), is an open-end, diversified management investment company which offers two money market funds. The Chapman US Treasury Money Fund invests in U.S. Treasury obligations and repurchase agreements fully collateralized by such obligations. The Chapman Institutional Cash Management Fund invests in high quality short-term money market securities, including U.S. Government obligations, bank instruments, commercial paper and repurchase agreements.

This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the Company's prospectus dated February 28, 1997 (the "Prospectus"). This Statement of Additional Information contains additional information to that set forth in the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge by writing the Funds' Distributor, The Chapman Co., World Trade Center-Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202, or calling at (410) 625-9656,
(800) 752-1013.

                              Table of Contents

   Investment Program          2       Dividends                11
   Management                  3       Taxes                    12
   Purchase of Shares          8       Yield                    12
   Exchanges                   9       Capital Stock            12
   Redemption of Shares        9       Counsel to the Company   13
   Portfolio Transactions     10       Experts                  13
   Net Asset Value            11       Financial Statements     13

                              INVESTMENT PROGRAM

The following information supplements the discussion of the investment policies of the Funds found under "Investment Program" in the Prospectus. Except for the investment objectives and policies of The Chapman US Treasury Money Fund and the matters specified under "Investment Limitations" in the Prospectus and the Statement of Additional Information, all matters described herein and in the Prospectus are not fundamental and may be changed without the approval of stockholders.

ADDITIONAL INFORMATION ON INVESTMENTS

BANK OBLIGATIONS

Domestic banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose obligations may be purchased by The Chapman Institutional Cash Management Fund are insured by the FDIC (although such insurance may not be of benefit to the Fund, depending upon the nature and principal amount of the obligation of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may or may not be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of U.S. branches of foreign banks may not necessarily be insured by the FDIC. In addition, less information may be publicly available about a U.S. branch of a foreign bank than about a domestic bank.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc. ("Moody's") describes its two highest commercial paper ratings as follows: "P-1-the highest grade possessing greater relative strength; P-2-second highest grade possessing less relative strength than the highest grade." Standard & Poor's Corporation ("S&P") describes its two highest commercial paper ratings as follows: "A-1-judged to be the highest investment grade category possessing the highest relative strength; A-2-investment grade category possessing less relative strength than the highest rating."

If a portfolio security ceases to be a first tier security, as defined in Rule 2a-7 of the Investment Company Act of 1940, (either because it no longer has the highest rating from the requisite nationally recognized statistical rating organization or the Board of Directors determines that it is no longer of comparable quality to a first tier security), the security will be disposed of unless it matures within five days or unless the Board of directors determines that other action is in the best interests of the Fund and its shareholders.

INVESTMENT LIMITATIONS

In addition to the limitations described under "Investment Limitations" in the Prospectus, each of the Funds may not:

(i) make short sales of securities, write put or call options or purchase securities on margin;

(ii) underwrite securities of other issuers except to the extent that a Fund's purchase of certain investments from an issuer or an underwriter for the issue and subsequent disposition of such investments in accordance with the Fund's investment program may be deemed an underwriting;

(iii) lend portfolio securities except to the extent that a reverse repurchase agreement may be deemed a loan of the securities which the Fund is obligated to repurchase;

(iv)  own more than 10% of the outstanding voting securities of any issuer;

(v) purchase or sell real estate or real estate mortgage loans (other than securities secured by real estate or interests in real estate or securities of issuers that invest in real estate or interests in real estate);

(vi) purchase or sell commodities or commodity contracts including futures contracts; or

(vii) purchase securities of other investment companies (except as part of a merger, consolidation, reorganization or purchase of assets approved by the Fund's stockholders).

If a percentage limitation set forth in the Prospectus or herein is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund's portfolio securities will not constitute a violation of the limitation.

The investment objectives and policies of The Chapman U.S. Treasury Money Fund and the investment limitations described above and in the Prospectus are fundamental policies and may be changed for a Fund only when permitted by law and approved by the holders of a majority of the Fund's outstanding shares, as described under "Capital Stock."

                                    MANAGEMENT

DIRECTORS AND OFFICERS

The directors and executive officers of the Company are listed below. Directors deemed to be "interested persons" of the Company for purposes of the Investment Company Act of 1940 are indicated by an asterisk.


                                                                                            PRINCIPAL
                                                POSITIONS(S)                              OCCUPATIONS(S)
                                                 HELD WITH                                    DURING
NAME AND ADDRESS                                REGISTRANT       AGE                       PAST 5 YEARS
----------------------------------------------  -----------      ---      ----------------------------------------------
*Nathan A. Chapman, Jr.                         Director         39       President, Chief Executive Officer and
  401 E. Pratt St., 28th Fl                     and                       Treasurer since 1986 of The Chapman Co. and
  Baltimore, Maryland 21202                     President                 President and Chief Executive Officer of
                                                                          Chapman Capital Management, Inc., since 1988.
                                                                          President, Chairman of the Board of Directors
                                                                          and Director of DEM, Inc. (a closed-end
                                                                          investment company managed by the Advisor)
                                                                          since 1995.

                                                  3

                                                                                            PRINCIPAL
                                                POSITIONS(S)                              OCCUPATIONS(S)
                                                 HELD WITH                                    DURING
NAME AND ADDRESS                                REGISTRANT       AGE                       PAST 5 YEARS
----------------------------------------------  -----------      ---      ----------------------------------------------

James B. Lewis                                   Director          49     City Administrator, City of Rio Rancho since
  401 E. Pratt St., 28th Fl                                               March 1996. Chief Clerk-State Baltimore,
  Maryland 21202                                                          Corporation Commission of New Mexico from
                                                                          April 1995 until March 1996, Chief of Staff,
                                                                          Office of the Governor of New Mexico from Jan.
                                                                          1991 to April 1995. Director of DEM, Inc.

Wilfred Marshall                                 Director          49     Principal, Marshall Enterprises since 1994.
  401 E. Pratt St., 28th Fl                                               Director, Mayor's Office of Small Business
  Baltimore, Maryland 21202                                               Assistance--City of Los Angeles 1981 until
                                                                          1994.

Lottie H. Shackelford                            Director          55     Executive Vice President of Global USA since
  401 E. Pratt St., 28th Fl                                               1994. Independent Consultant, City Director of
  Baltimore, Maryland 21202                                               the City of Little Rock, Arkansas, 1978 to
                                                                          1995, Director of DEM, Inc.

*Levi Watkins, Jr., MD                           Director          53     Professor of Cardiac Surgery and Associate
  401 E. Pratt St., 28th Fl                                               Dean of the Johns Hopkins University, School
  Baltimore, Maryland 21202                                               of Medicine since July, 1984.

Ronald A. White                                  Director          47     Senior Partner, Ronald A. White, P.C., since
  401 E. Pratt St., 28th Fl                                               1982, Director of DEM, Inc.
  Baltimore, Maryland 21202

Dr. Benjamin Hooks                               Director          72     Senior Vice President of The Chapman Co. since
  401 E. Pratt St., 28th Fl                                               May 1993. Executive Director of the NAACP from
  Baltimore, Maryland 21202                                               1977 to April 1993.

Joseph Quash, MD                                 Director          57     Capital Cardiology Consultants, P.C.,
  401 E. Pratt St., 28th Fl                                               President, Since 1976.
  Baltimore, Maryland 21202

David Rivers                                     Director          53     Director of Community Development Medical
  401 E. Pratt St., 28th Fl                                               University of South Carolina Environmental
  Baltimore, Maryland 21202                                               Hazards Assessment Program since 1994;
                                                                          President, Research Planning and Management
                                                                          from 1991 to 1994.

*Valerie A. Chapman                              Vice-             35     Administrator of The Chapman Co. since March
  401 E. Pratt St., 28th Fl                      President                1988. She is married to Nathan A. Chapman, Jr.
  Baltimore, Maryland 21202

Bonnie Shay Gillette                             Secretary         44     Assistant Secretary of DEM, Inc. since
  401 E. Pratt St., 28th Fl                                               November 1995, Secretary of Chapman Capital
  Baltimore, Maryland 21202                                               Management, Inc. since 1988 and
                                                                          Secretary of The Chapman Co. since February
                                                                          1987.

Lynn Ballard                                     Treasurer         54     Controller of The Chapman Co. since February,
  401 E. Pratt St., 28th Fl.                                              1988. Controller of Chapman Capital
  Baltimore, Maryland 21202                                               Management, Inc. since December 1995.
                                                                          Treasurer of DEM, Inc.


    The address of each director and officer is World Trade Center--Baltimore, 401 E. Pratt Street, 28th Floor, Baltimore, Maryland 21202.

    Directors of the Company who are not officers receive from the Company a fee of $1,000 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at meetings. Officers of the Company do not receive compensation from the Company.

COMPENSATION TABLE

                                                                           RETIREMENT
                                                                           OR PENSION                    TOTAL
                                                                            BENEFITS     ESTIMATED   COMPENSATION
                                                              AGGREGATE    ACCRUED AS     ANNUAL     FROM COMPANY
                                                             COMPENSATION    PART OF     BENEFITS      AND FUND
                     NAME OF PERSON/                            FROM         COMPANY       UPON      COMPLEX PAID
                         POSITION                              COMPANY      EXPENSES    RETIREMENT   TO DIRECTORS
----------------------------------------------------------  -------------  -----------  -----------  -------------
NATHAN A. CHAPMAN, JR.                                            None          None         None          None
   Director, Chairman, President
JAMES LEWIS                                                  $   4,181          None         None     $   7,181
   Director
LOTTIE SHACKELFORD                                           $   2,000          None         None     $   4,000
   Director
LEVI WATKINS, MD                                                  None          None         None          None
   Director
RONALD A. WHITE                                                   None          None         None     $   2,000
   Director
DR. BENJAMIN HOOKS                                           $   1,000          None         None     $   1,000
   Director
WILFRED MARSHALL                                             $   2,000          None         None     $   2,000
   Director
DAVID RIVERS                                                 $   1,000          None         None     $   1,000
   Director
JOSEPH QUASH, MD                                             $   2,000          None         None     $   2,000
   Director

    Under the Company's charter and Maryland law, directors and officers of the Company are not liable to the Company or its stockholders except for receipt of an improper personal benefit or active and deliberate dishonesty. The Company's charter requires that it indemnify its directors and officers against liabilities unless it is proven that a director or officer acted in bad faith or with active and deliberate dishonesty or received an improper personal benefit. These provisions are subject to the limitation under the Investment Company Act of 1940 that no director or officer may be protected against liability to the Company for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his office.

    Levi Watkins, Jr., MD is an interested director of the Company, as defined under the Investment Company Act of 1940, because his brother, Donald Watkins, Esquire, is a member of the Board of Directors of The Chapman Co.

THE ADVISOR

    Chapman Capital Management, Inc. acts as the investment advisor and manager for each of the Funds pursuant to an Advisory Agreement dated May 16, 1989. The Advisor has agreed to provide investment management services with respect to each

Fund in accordance with its objectives and policies and, subject to the supervision and direction of the Company's Board of Directors, manage the Company's operations.

    The City of Philadelphia owns 34% of the issued and outstanding Common Stock of the Company. As a result, the City of Philadelphia has significant power to affect the affairs of the Company or to determine or influence the outcome of matters submitted to a vote of the shareholders including the election of directors. The Advisory Agreement may be terminated by the Company or the Advisor on 60 days' written notice, and will terminate immediately in the event of its assignment.

    The Advisory Agreement provides that the Advisor and other persons who assist the Advisor in providing services to the Funds will not be liable for any mistake in judgment or liability to the Company or its stockholders and the Company will indemnify the Advisor and such other persons against liability incurred by them in providing services to the Funds, except for willful misfeasance, bad faith or gross negligence of the Advisor or such other persons in the performance of duties or reckless disregard of obligations and duties. The Advisory Agreement permits the Advisor to act as investment advisor for others.

    The Advisory Agreement provides that if the Advisor ceases to be the Company's investment advisor the Company will change its name to a name which does not include "Chapman" at the Advisor's request. The Advisory Agreement authorizes the Advisor to permit others to use the name "Chapman."

    The Advisor receives from each Fund an advisory fee at an annual rate of .5% of each Fund's average daily net assets and an administration fee of .1% of each Fund's average daily net assets. Both fees are calculated daily and paid monthly. For the years ended October 31, 1996, 1995, and 1994, the Advisor received management and administrative fees of $200,323 and $40,064, $148,368 and $29,674, and $101,941 and $20,388 respectively, from The Chapman US Treasury Money Fund. The Advisor reimbursed expenses above .75% of average daily net assets for the years ended October 31, 1996, 1995, and 1994 amounting to $48,517, $66,577, and $75,473, respectively, for The Chapman US Treasury Money Fund. Effective January 1, 1997, the Advisor has agreed to bear annual expenses (excluding income, excise and other taxes and extraordinary expenses) in excess of .65% and .75% of average daily net assets for the Chapman US Treasury Money Fund and the Chapman Institutional Cash Management Fund, respectively, until December 31, 1997. During fiscal year 1991, the Cash Management Fund liquidated its portfolio and distributed the proceeds to its shareholders. There has been no activity, including subscriptions for purchases of shares, in the Cash Management Fund since that time. However, the Cash Management Fund is still authorized to sell shares to investors meeting the qualifications of the Fund prospectus.

    The Advisor is a wholly-owned subsidiary of The Chapman Co., the Funds' distributor. The Chapman Co. is the only minority controlled full service securities firm headquartered in Maryland. It has qualified as a minority business enterprise under various state and municipal regulations. Nathan A. Chapman, Jr. owns approximately 92% of the equity securities of The Chapman Co. on a fully diluted basis. The Advisor's address is World Trade Center -Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202. Listed below are all persons affiliated with both the Advisor and the Funds.

               NAME AND PRINCIPAL                    POSITION
                BUSINESS ADDRESS                   WITH ADVISOR                 POSITION WITH FUNDS
-------------------------------------------------  ------------  -------------------------------------------------
Nathan A. Chapman, Jr.                              President   President, Chairman of the Board of Directors and
  401 E. Pratt St.                                  and Chief   Director
  28th Floor                                        Executive
  Baltimore, MD 21202                                Officer



               NAME AND PRINCIPAL                    POSITION
                BUSINESS ADDRESS                   WITH ADVISOR                 POSITION WITH FUNDS
-------------------------------------------------  ------------  -------------------------------------------------
Bonnie Shay Gillette                                Secretary   Secretary
  401 E. Pratt St.
  28th Floor
  Baltimore, Maryland 21202

M. Lynn Ballard                                     Treasurer   Treasurer
  401 E. Pratt Street
  28th Floor
  Baltimore, Maryland 21202


PRINCIPAL HOLDERS OF SECURITIES

    The following identifies beneficial holders of shares representing more than 5% of the outstanding common stock as of January 31, 1997

                                                                                                          PERCENTAGE
                                                                                                              OF
BENEFICIAL OWNER                                                         ADDRESS                           OWNERSHIP
--------------------------------------------------  --------------------------------------------------  ---------------
City of Philadelphia                                640 MSB, 1404 JFK Boulevard
                                                    Philadelphia, PA 19102-1681                                   34%

State of Mississippi                                PO Box 138
                                                    Jackson, MS 39205                                             17%

Bank of New York as Trustee for Prince Georges      101 Barclay St., 21st Floor
  County, MD                                        New York, NY 10286                                            14%

School District of Philadelphia                     21 Street and the Parkway                                      7%
                                                    Philadelphia, PA 19103

State of Maryland                                   80 Calvert Street                                              7%
                                                    Annapolis, MD 21401

    There were no shares of The Chapman Institutional Cash Management Fund outstanding on that date or during the period November 1, 1995 through October 31, 1996.

DISTRIBUTOR

                                                             NET         COMPENSATION
                                                         UNDERWRITING        ON
                       NAME OF                            DISCOUNTS      REDEMPTION
                      PRINCIPAL                              AND             AND         BROKERAGE         OTHER
                     UNDERWRITER                         COMMISSIONS     REPURCHASES    COMMISSIONS    COMPENSATION
------------------------------------------------------  --------------  -------------  -------------  ---------------

The Chapman Co.                                         None                   None           None            None

    The Chapman Co. acts as exclusive underwriter for the Funds on a best efforts basis. The Chapman Co. sells shares to investors without a sales charge. It receives no commissions or expenses from the Company. It may pay commissions to its sales representatives or to other broker-dealers for sales of Fund shares.

CUSTODIAN

    UMB Bank, KC, 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian of the Funds. Under the Custody Agreement, the Bank has agreed to: (i) maintain a separate account or accounts in the name of each of the Funds; (ii) receive, hold and deliver portfolio securities for the account of the Funds;
(iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) disburse funds to purchase portfolio securities, pay dividends and expenses and for other corporate purposes; and (v) make periodic reports to the Board of Directors concerning the Funds' operations.

TRANSFER AGENT

    Chapman Capital Management, Inc., 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202, serves as transfer agent and dividend paying agent pursuant to a Shareholder Services Agreement. Under the Agreement, the Transfer Agent has agreed to: (1) purchase and redeem shares of the Funds for stockholders; (2) maintain stockholder accounts; (3) distribute dividends in accordance with stockholder elections; (4) transmit communications by the Company to its stockholders of record, including reports to stockholders and proxy materials for meetings of stockholders, and (5) make periodic reports to the Company. For its services under the Agreement, the Transfer Agent will be compensated $18.00 per account, with a monthly minimum of $1,500.00 per Fund excluding out-of-pocket expenses.

CERTAIN EXPENSE LIMITATIONS

    If expenses borne by any Fund in any fiscal year exceed expense limitations imposed by applicable state securities regulations, the Advisor will reimburse the Company for any such excess to the extent required by such regulations. Reimbursement would be made no less frequently than the payment of fees to the Advisor.

                               PURCHASE OF SHARES

    Shares of each Fund may be purchased by telephone and bank wire and by mail as described in the Prospectus.

    Each Fund's shares are sold at the net asset value per share of the Fund next determined after an order is accepted by Chapman Capital Management, Inc. (the "Transfer Agent") and federal funds are received by the Transfer Agent. Stockholders begin earning dividends on the day following the day on which the purchase order for the shares is effective; provided, however, that if the investor notifies the Fund by 12:00 p.m. (Eastern Time) of its intention to wire payment and such wire payment is received by the Transfer Agent by 4:00 p.m. (Eastern Time) the same day, stockholders begin earning dividends on the same day the shares are purchased. Payments transmitted by check will normally be converted to federal funds by the Transfer Agent, as agent for the investor, within one business day for checks drawn on a member bank of the Federal Reserve System, at which time the purchase would normally become effective. It will take longer for most other checks. All checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. If purchases are made by check, redemption of such shares will not be effective, and the redemption proceeds will not be available, until the check has cleared, which may take up to 15 days. Shares will continue to accrue dividends during this period.

                                   EXCHANGES

    Shares of one Fund may be exchanged at net asset value for shares of the other Fund without charge. An exchange may be made by telephone as set forth in the Prospectus. An exchange may also be made by mail and must be made by mail if a new account must be opened or the accounts are not identically registered.

    An exchange may be made by letter to The Chapman Funds at the address set forth on the cover page of the Prospectus. The letter should be addressed to the Fund whose shares are being exchanged and should include names and numbers for both accounts and the amount being exchanged. The letter must be signed by all registered owners. If the accounts are not identically registered, the signatures must be guaranteed. If a shareholder does not have an account with each Fund, the letter must be accompanied by an Application.

    An exchange of shares will be effected at the net asset value per share of each Fund next determined after receipt by the Transfer Agent of a request for exchange in proper form, including all stock certificates, stock powers, appropriate signatures, signature guarantees and other documentation as may be required by the Transfer Agent.

                              REDEMPTION OF SHARES

    Shares of each Fund may be redeemed by telephone or wire as described in the Prospectus. Shares may also be redeemed by mail, and must be redeemed by mail, if the proceeds are to be sent to anyone other than the stockholder or to any bank account or address not specified in the Application.

    Written requests for redemption must be signed by the registered stockholder. If the proceeds are paid to anyone other than the registered stockholder or sent to any address other than the stockholder's registered address or pre-designated bank account, signatures must be guaranteed.

    The Transfer Agent will wire the redemption proceeds to a bank account at a commercial bank designated by the stockholder in the redemption request, if the stockholder so requests, or will mail a check to the address specified in the redemption request, if any required signature guarantee is provided.

    Signature guarantees must be by a national bank, a state bank or trust company or a member firm of the New York, American, Boston, Midwest or Pacific Stock Exchanges. Signature guarantees by a savings bank, savings and loan association or notary public are not acceptable.

    All requests for redemption should be sent to The Chapman Funds at the address set forth on the cover page of the Prospectus.

    For redemption requests received prior to 12:00 p.m. (Eastern Time) on any business day, the redemption proceeds normally will be available for payment to the shareholder on the same day. For redemption requests received after 12:00 p.m. (Eastern Time), redemption proceeds normally will be available for payment to the shareholder on such next business day.

    The Funds will attempt to make payment for all redemptions within one business day, but in no event later than seven days after receipt of a redemption request in proper form. The Funds reserve the right to suspend redemptions or postpone the day of payment for more than seven days in any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), or when trading on that Exchange is restricted or any emergency exists, as determined by the Securities and Exchange Commission, which may make disposal of investments or determination of net asset value not reasonably practicable, or for such other periods as the Commission by order may permit for the protection of investors.

    If payment for shares is made by check, the Funds will not effect redemptions and redemption proceeds will not be available until the check has cleared, which may take up to 15 days. This provision will apply to certified and cashier's checks. Shares will continue to accrue dividends during this period.

                             PORTFOLIO TRANSACTIONS

    The Advisor is responsible for decisions to buy or sell securities and the selection of broker-dealers for the Funds subject to policies adopted by the Company's Board of Directors. Portfolio securities may be purchased directly from the issuer or from a dealer serving as market maker or may be purchased in broker's transactions. If securities are sold prior to maturity, they may be sold directly to an issuer or dealer or in broker's transactions. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. The price paid to or received from a dealer for a security may include a spread between bid and asked prices. When securities are purchased or sold in a broker's transaction, a commission will be paid.

    The Company's policy for placing orders for purchases and sales of securities for the Funds is to give primary consideration to obtaining the most favorable price and efficient execution of transactions. Sales of Fund shares is not a factor in allocating portfolio transactions.
     The Chapman Co. may effect brokerage transactions for the Funds when it is able to provide a net price and execution at least as favorable to the Funds as those determined to be available from unaffiliated brokers or dealers. The commissions paid to The Chapman Co. on transactions for the Funds may not exceed those charged by The Chapman Co. to comparable unaffiliated clients in similar transactions or the limits set forth in rules adopted by the Securities and Exchange Commission. The Board of Directors of the Company has adopted procedures, which it will review annually, intended to ensure compliance with these limitations. The procedures require that The Chapman Co. report each transaction to the Company and that the Board of Directors determine at least quarterly that all transactions effected by The Chapman Co. have been effected in accordance with the procedures. The Company has paid no commissions to the Chapman Co. in any of the past three fiscal years.

    When comparable price and execution can be obtained from more than one broker or dealer, consideration may be given to placing portfolio transactions with those brokers or dealers who also furnish research and other services to the Funds or the Advisor. These services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investments, evaluations of portfolio securities, and research related computer software or hardware. These services may benefit the Advisor in the management of accounts of other clients and may not benefit the Funds directly. While such services are useful and important in supplementing its own research, the Advisor believes the value of such services is not determinable and does not significantly reduce its expenses. The fees payable to the Advisor will not be reduced by the value of such services.

    The Advisor and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may invest and may have relationships with the issuers of securities purchased by a Fund.

    Investment decisions for each Fund are made independently from those for other accounts advised by the Advisor.

    The Advisor's other accounts may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and the other Fund or account, the transaction will be averaged as to price, and available instruments allocated as to amount, in a manner believed to be equitable to the Fund and the other Fund or account. In some instances, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund. To the extent permitted by law, the securities to be sold or purchased for a Fund may be aggregated with those to be sold or purchased for the other Fund or accounts in order to obtain best execution.

                                NET ASSET VALUE

    The net asset value of shares of each of the Funds is determined each day as of the close of trading on the New York Stock Exchange, presently 4:00 p.m. The New York Stock Exchange is scheduled to be open Monday through Friday except for certain Federal and other holidays. Currently, those days include: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    As indicated under "Net Asset Value" in the Prospectus, the amortized cost method is used to determine the value of each Fund's portfolio securities pursuant to Rule 2a-7 under the Investment Company Act of 1940. The amortized cost method involves valuing a security at its cost initially and thereafter amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if the security were sold. During such periods, the yield to investors in a Fund may differ somewhat from that obtained in a similar entity which uses market value to value its portfolio instruments.

    Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 397 days or less and invest only in U.S. dollar denominated instruments that the Company's Board of Directors determines present minimal credit risks, and which are eligible securities (as defined in Rule 2a-7) at the time of acquisition. In addition, The Chapman Institutional Cash Management Fund will invest at least 95% of its total assets in eligible securities which are rated in the highest rating category for short-term debt obligations as provided in Rule 2a-7, and will not invest more than 5% of its total assets in securities (other than U.S. Government securities) issued by any one issuer. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1. Such procedures include review of each Fund's portfolio holdings by the Board of Directors at appropriate intervals to determine whether each Fund's net asset value calculated by using available market quotations deviates from $1 per share based on amortized cost. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing stockholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                                   DIVIDENDS

    Daily dividends declared by each Fund include net investment income and net realized short-term capital gain or loss. Net investment income consists of interest accrued and discount earned on each Fund's securities (including original issue and market discount) less amortization of market premium on securities and accrued expenses of the Fund. It is not expected that either Fund will realize net long-term capital gains or losses. As stated in the Prospectus, it is intended that each Fund will maintain a net asset value per share at $1.

    As a result of a significant expense or realized or unrealized loss incurred by a Fund, it is possible that the Fund's net asset value per share may fall below $1. Should a Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the income of the Fund for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy with respect to the Fund or to revise it in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on the income of the Fund. Such expense or loss may result in a stockholder's receiving no dividends for the period in which it holds shares of the Fund and in its receiving upon redemption a price per share lower than that which it paid.

                                     TAXES

    Qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), requires, among other things, that each Fund (a) derive at least 90% of its gross income from interest, payments with respect to securities, loans and gains from the sale or other disposition of or other income derived with respect to its business of investing in securities; (b) derive less than 30% of its gross income from the sale or other disposition of securities held for less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter,
(i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and investments in other securities which with respect of any one issuer, do not represent more than 5% of the value of the Fund's assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). These percentage limitations necessary for qualification under Subchapter M are separate and apart from the percentage limitations in Section 5(b)(1) of the 1940 Act.

                                     YIELD

    The Company makes available yield quotations based upon the seven-day period ended on the date of calculation for each Fund. In arriving at such quotations, the Company first determines the net change during the period in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period (such net change being inclusive of the value of any additional shares issued in connection with distributions of net income as well as net income accrued on both the original share and any such additional shares but exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation), then divides such net change by the value of the account at the beginning of the period to obtain the base period return, and then multiplies the base period return by 365/7.

    In addition, the Company may make available for the Funds "effective yield" quotations, computed by adding 1 to the base period return (calculated as above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    On October 31, 1996 the Company's seven day yield was 4.50%. Yield quotations are based on historical earnings and are not intended to indicate future performance.

                                 CAPITAL STOCK

    For additional information as to the organization and capital stock of the Company, see "Other Information" in the Prospectus.

    As used in the Prospectus and this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from stockholders in connection with matters affecting both of the Funds means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the Company's outstanding shares. The term "majority," when referring to the approvals to be obtained from stockholders in connection with matters affecting a particular Fund (for example, approval of an investment advisory contract), means the vote of the lesser of (i) 67% of the shares of that Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of that Fund. Stockholders are entitled to one vote for each full share held and a fractional vote for fractional shares held.

    Each share of a Fund is entitled to such dividends and distributions out of the assets belonging to that Fund as are declared in the discretion of the Company's Board of Directors. In determining a Fund's net asset value, each Fund is charged with the direct expenses of that Fund and with a share of the general expenses and liabilities of the Company, which are normally allocated in proportion to the relative asset values of the respective Funds at the time of allocation.

    In the event of the liquidation or dissolution of the Company, shares of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the Funds, of any general assets not attributable to a Fund that are available for distribution.

    Subject to the provisions of the Company's Articles of Incorporation, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets of the Company, with respect to a Fund are conclusive.

    Stockholders of the Company are not entitled to any preemptive or conversion rights.

                             COUNSEL TO THE COMPANY

    The validity of the Company's shares will be passed upon for the Company by Venable, Baetjer and Howard, LLP, Baltimore, Maryland. Venable, Baetjer and Howard, LLP also acts as counsel to the Advisor and the Distributor.

                                    EXPERTS

    Ernst & Young LLP, One North Charles Street, Baltimore, Maryland 21201, serves as the Company's independent auditors. Ernst & Young LLP will provide audit services, tax advice and assistance in connection with filings with the Securities and Exchange Commission.

    The financial statements and financial highlights of the Company appearing or incorporated by reference in the Company's Prospectus, this Statement of Additional Information and the Registration Statement have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their report thereon also appearing elsewhere herein and in the Registration Statement or incorporated by reference. Such financial statements have been included herein or incorporated herein by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

    The financial statements of the Company for the year ended October 31, 1996 and the Report of Independent Auditors are set forth in the Company's 1996 Annual Report to Stockholders and are incorporated herein by reference. Also see financial highlights on page 3 of the Company's Prospectus. To request a copy of the Company's financial statements, at no charge, contact the administrator of Chapman Capital Management at (800) 752-1013, or write Chapman Capital Management, Inc., Attn.: Administrator, 401 E. Pratt Street, 28th Floor, Baltimore, MD 21202.

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENT AND EXHIBITS.

        (a) Financial Statements:

               See Registrant's 1996 Annual Report to Stockholders previously filed and the Prospectus, Page 3.

        (b) Exhibits:

  EXHIBIT
  NUMBER                                                    DESCRIPTION
-----------  ---------------------------------------------------------------------------------------------------------

         1   Articles of Incorporation of the Registrant (previously filed)

         2   By-laws of the Registrant (previously filed)

         4   Form of Stock Certificate (previously filed)

         5   Form of Advisory and Administrative Services Agreement between the Registrant and Chapman Capital
             Management, Inc. (previously filed)

         6   Form of Distribution Agreement between the Registrant and the Chapman Co. (previously filed)

         8   Custodian Agreement between the Registrant and UMB Bank KC (previously filed)

         9   Shareholder Services Agreement between the Registrant and Chapman Capital Management, Inc. (previously filed)

        10   Opinion and consent of Venable, Baetjer and Howard, LLP (previously filed)

        11   Consent of independent auditors (filed herewith)

        12   Financial Statements (See Item 24(a) above)

        13   Power of Attorney (filed herewith)

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

    On January 31, 1997 the City of Philadelphia owned 34%, the State of Mississippi owned 17%, Bank of New York as Trustee for Prince Georges County owned 14%, the School District of Philadelphia owned 7%, the State of Maryland owned 7%, and Alabama State University, Invesco MIM, Howard County, the Wisconsin Housing Economic Development Authority, the City of Baltimore, the City of Chicago, the Birmingham Retirement and Relief System, Maryland Teachers and State Employees' Supplemental Retirement Agency, the Birmingham Fund, Prince Georges County, and Alpha Phi Alpha Fraternity, Inc. owned the remaining shares of the Chapman U.S. Treasury Money Fund. There were no shares of The Chapman Institutional Cash Management Fund outstanding on that date or during the period November 1, 1995 through October 31, 1996.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


                                                             Number of Record
          On January 31, 1997       Title of Class                Holders
          -------------------       --------------           ----------------

                                    The Chapman US
                                    Treasury Money Fund              16
                                    Common Stock

                                    The Chapman
                                    Institutional Cash
                                    Management Fund                   0
                                    Common Stock

ITEM 27. INDEMNIFICATION.

    Reference is made to Article VII of the Registrant's Articles of Incorporation, Article IV of the Registrant's By-laws, Section 7 of the Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. and Section 4 of the Distribution Agreement between the Registrant and The Chapman Co., which provide for indemnification or limitation of the liability of directors and officers, the advisor, the principal underwriter and affiliates of the Registrant.

    The Registrant has obtained director's and officer's liability insurance which will insure directors and officers of the Registrant against liability to the Registrant and its stockholders.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Advisor.

               NAME AND PRINCIPAL
                BUSINESS ADDRESS                    POSITION                     OTHER BUSINESS
-------------------------------------------------  -----------  -------------------------------------------------

Nathan A. Chapman, Jr.                             Director     President, Chief Executive Officer and Treasurer
  401 E. Pratt St. 28th Floor                      and          since 1986 of The Chapman Co. and President and
  Baltimore, MD 21202                              Chairman     Chief Executive Officer of Chapman Capital
                                                   of the       Management, Inc., since 1988. President, Chairman
                                                   Board        of the Board of Directors and Director of DEM,
                                                                Inc. (a closed-end investment company managed by
                                                                the Advisor) since 1995.

Bonnie Shay Gillette                               Secretary    Assistant Secretary of DEM, Inc. since November
  401 E. Pratt St. 28th Floor                                   1995, Secretary of Chapman Capital Management,
  Baltimore, Maryland 21202                                     Inc. since 1988 and Secretary of The Chapman Co.
                                                                since February 1987.

M. Lynn Ballard                                    Treasurer    Controller of The Chapman Co. since February,
  401 E. Pratt Street 28th Floor                                1988. Controller of Chapman Capital Management,
  Baltimore, Maryland 21202                                     Inc. since December 1995. Treasurer of DEM, Inc.

Theron Stokes                                      Director     Attorney for the Alabama Education Association.
  401 E. Pratt Street 28th Floor
  Baltimore, MD 21202

Earl U. Bravo                                      Director     Chief Operating Officer of the Chapman Co. since
  401 E. Pratt Street 28th Floor                                1992. President of Chapman Capital Management,
  Baltimore, MD 21202                                           Inc. from 1990 until 1992. Since November 1995,
                                                                Vice President and Secretary of DEM, Inc.

ITEM 29. PRINCIPAL UNDERWRITER.

    (a) The Chapman Co. currently acts as principal underwriter and exclusive distributor for DEM, Inc.

    (b) Directors and Officers

                                 POSITIONS AND OFFICES

  NAME AND PRINCIPAL                            WITH               WITH
   BUSINESS ADDRESS                          UNDERWRITER         REGISTRANT
---------------------------------------  -------------------    -------------

Nathan A. Chapman, Jr.                   Director,              Director,
The Chapman Co.                          President              President
401 East Pratt Street                    Chief Executive
28th Floor                               Office, Treasurer
Baltimore, MD  21202

Donald V. Watkins, Esquire               Director               None
401 East Pratt Street
28th Floor
Baltimore, Maryland 21202


                                       16

Bonnie Shay Gillette                     Secretary              Secretary
The Chapman Co.
401 East Pratt Street
28th Floor
Baltimore, Maryland 21202

Earl U. Bravo, Sr.                       Director,              None
The Chapman Co.                          Senior Vice
401 East Pratt Street                    President
28th Floor Baltimore,
Maryland 21202


    (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

    All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of Chapman Capital Management, Inc., 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.

ITEM 31. MANAGEMENT SERVICES.

    Not applicable.

ITEM 32. UNDERTAKINGS.

    Not applicable.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment No. 10 and amendment No. 12 to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, on February 28, 1997. The undersigned hereby certifies that the within post-effective amendment No. 10 and amendment No. 12 meet all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 promulgated under the Securities Act of 1933.

                                THE CHAPMAN FUNDS, INC.

                                BY:
                                     -----------------------------------------
                                          Nathan A. Chapman, Jr.
                                               PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment No. 10 to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                              TITLE                     DATE
------------------------------------------------------------------------------


--------------------------
Nathan A. Chapman, Jr.      Director and President           February 28, 1997
                            (principal executive officer)

---------------------------
Lynn Ballard                Treasurer (principal             February 28, 1997
                            financial and
                            accounting officer)

    Each of the Directors: Nathan A. Chapman, Jr., Lottie H. Shackelford, Dr. Levi Watkins, Jr., James B. Lewis, Ronald A. White, Dr. Benjamin Hooks, Dr. Joseph Quash, David Rivers, and Wilfred Marshall.


By:                                                          February 28, 1997
   --------------------------------------
    Nathan A. Chapman, Jr.
    as Attorney-in-Fact

                                        EXHIBITS


   EXHIBIT                                      PAGE #
-----------                                     ------


        11   Consent of independent auditor.      37

        13   Power of Attorney


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